World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2015

Dates Covered
Collections Period	06/01/15 - 06/30/15
Interest Accrual Period	06/15/15 - 07/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/15	306,760,029.91	22,157
Yield Supplement Overcollateralization Amount at 05/31/15	3,341,915.91	0
Receivables Balance at 05/31/15	310,101,945.82	22,157
Principal Payments	15,640,063.38	629
Defaulted Receivables	432,840.64	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/15	3,065,848.35	0
Pool Balance at 06/30/15	290,963,193.45	21,504

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	31.26%

Prepayment ABS Speed	1.44%

Overcollateralization Target Amount	13,093,343.71
Actual Overcollateralization	13,093,343.71

Weighted Average APR	3.42%
Weighted Average APR, Yield Adjusted	4.25%
Weighted Average Remaining Term	37.99

Delinquent Receivables:
Past Due 31-60 days	4,623,659.28	302
Past Due 61-90 days	1,286,100.77	78
Past Due 91 + days	467,278.63	30
Total	6,377,038.68	410

Total 31+ Delinquent as % Ending Pool Balance	2.19%

Recoveries	296,202.39

Aggregate Net Losses/(Gains) - June 2015	136,638.25
Current Net Loss Ratio (Annualized)	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Flow of Funds	$ Amount

Collections	16,823,887.67
Advances	2,908.99
Investment Earnings on Cash Accounts	1,375.46
Servicing Fee	(258,418.29)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,569,753.83

Distributions of Available Funds
(1) Class A Interest	164,328.39
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,992,635.11
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,093,343.71
(7) Distribution to Certificateholders	1,301,595.44
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,569,753.83

Servicing Fee	258,418.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 06/15/15	292,955,828.56
Principal Paid	15,085,978.82
Note Balance @ 07/15/15	277,869,849.74

Class A-1
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-2
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-3
Note Balance @ 06/15/15	179,064,828.56
Principal Paid	15,085,978.82
Note Balance @ 07/15/15	163,978,849.74
Note Factor @ 07/15/15	60.7329073%

Class A-4
Note Balance @ 06/15/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	94,934,000.00
Note Factor @ 07/15/15	100.0000000%

Class B
Note Balance @ 06/15/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	18,957,000.00
Note Factor @ 07/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	182,179.57
Total Principal Paid	15,085,978.82
Total Paid	15,268,158.39

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	95,501.24
Principal Paid	15,085,978.82
Total Paid to A-3 Holders	15,181,480.06

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2015504
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.6900421
Total Distribution Amount	16.8915925

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3537083
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.8739956
Total A-3 Distribution Amount	56.2277039

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	132.09
Noteholders' Principal Distributable Amount	867.91

Account Balances	$ Amount

Advances
Balance as of 05/31/15	53,705.38
Balance as of 06/30/15	56,614.37
Change	2,908.99

Reserve Account
Balance as of 06/15/15	2,311,742.39
Investment Earnings	185.58
Investment Earnings Paid	(185.58)
Deposit/(Withdrawal)	-
Balance as of 07/15/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39